RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Salaries, benefits, and consulting fees	$ 243	$ 190	$ 742	$ 523
Share-based payments	230	249	1,133	625
Total Key management personnel compensation	$ 473	$ 439	$ 1,875	$ 1,148